Prime Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Class A and C Shares

Supplement dated February 3, 2009

to the Money Market Funds

Prospectus

dated September 30, 2008

THIS SUPPLEMENT CONTAINS INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

A. The following replaces page 4 of the Prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES*	Class A	Class C

Maximum sales charge on purchases) (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%
ANNUAL OPERATING EXPENSES
Management Fees	0.25%	0.25	%***
Distribution and Service (12b-1 fees)**	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Fund Operating Expenses	0.68%	0.68%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

**	The fund may reduce or eliminate the amount of 12b-1 fees paid to the Distributor to reduce the fund’s total operating expenses.

***	Restated to reflect current fees expected to be incurred by each class during the current fiscal year.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	the fees and expenses (without waivers) shown above

•	an investment of $10,000 in each class and time period shown

•	A hypothetical 5% return each year

•	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$69	$218	$379	$847
Class C Shares
If you sold your shares at period’s end	$169	$218	$379	$847
If you still held your shares	$69	$218	$379	$847

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

B. The following replaces page 7 of the Prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES*	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%
ANNUAL OPERATING EXPENSES
Management Fees	0.25%	0.25	%***
Distribution and Service (12b-1 fees)**	0.25%	0.25%
Other Expenses	0.18%	0.18%
Total Fund Operating Expenses	0.68%	0.68%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

**	The fund may reduce or eliminate the amount of 12b-1 fees paid to the Distributor to reduce the fund’s total operating expenses.

***	Restated to reflect current fees expected to be incurred by each class during the current fiscal year.

EXAMPLE

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	the fees and expenses (without waivers) shown above

•	an investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$69	$218	$379	$847
Class C Shares
If you sold your shares at period’s end	$169	$218	$379	$847
If you still held your shares	$69	$218	$379	$847

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

C. The following replaces page 10 of the Prospectus in its entirety:

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. “Shareholder fees” are one-time fees charged directly to shareholders at the time of a transaction and paid to the fund. “Annual Operating Expenses” are deducted from fund assets so their effect is included in the fund’s performance figures. Note that there are ways to reduce or eliminate sales charges. To find out how, and for more complete information on share classes and costs, see “Choosing a Share Class.”

SHAREHOLDER FEES*	Class A	Class C
Maximum sales charge on purchases (% of offering price)	None	None
Maximum deferred sales charge (% of purchase price or sale proceeds whichever is lower)	None	1.00%
ANNUAL OPERATING EXPENSES
Management Fees	0.25%	0.25	%***
Distribution and Service (12b-1 fees)**	0.25%	0.25%
Other Expenses	0.19%	0.19%
Total Fund Operating Expenses	0.69%	0.69%

*	You may be charged additional fees if you buy, exchange, or sell shares through a broker or agent.

**	The fund may reduce or eliminate the amount of 12b-1 fees paid to the Distributor to reduce the fund’s total operating expenses.

***	Restated to reflect current fees expected to be incurred by each class during the current fiscal year.

This example can help you compare the investment costs of this fund with those of other mutual funds. The example assumes:

•	The fees and expenses (without waivers) shown above

•	An investment of $10,000 in each time period shown

•	A hypothetical 5% return each year

•	Reinvestment of all dividends and distributions

	1 Year	3 Year	5 Year	10 Year
Class A Shares
(same cost whether you sold or held shares)	$70	$221	$384	$859
Class C Shares
If you sold your shares at period’s end	$170	$221	$384	$859
If you still held your shares	$70	$221	$384	$859

This example is for comparison only and is based on estimated costs. Your actual costs may be higher or lower.

PNC Funds, Inc.

Growth & Income Fund

Equity Income Fund

Equity Growth Fund

Capital Opportunities Fund

International Equity Fund

Diversified Real Estate Fund

Limited Maturity Bond Fund

Total Return Bond Fund

Maryland Tax-Exempt Bond Fund

Tax-Exempt Limited Maturity Bond Fund

National Tax-Exempt Bond Fund

Money Market Fund

Government Money Market Fund

Tax-Exempt Money Market Fund

(collectively, the “Funds”)

Supplement dated February 3, 2009

to the Statement of Additional Information

dated September 30, 2008

THIS SUPPLEMENT CONTAINS INFORMATION THAT SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

The following replaces page 42 of the Statement of Additional Information:

In its capacity as investment adviser, PCA is entitled to advisory fees from the Funds that are calculated daily and paid monthly at annual rates, as shown in the following table.

Fund	Advisory Fee
Prime Money Market Government Money Market Tax-Exempt Money Market	0.25% of the first $1 billion of each Fund’s average daily net assets plus 0.20% of each Fund’s average daily net assets in excess of $1 billion

Limited Maturity Bond Total Return Bond	0.35% of the first $1 billion of each Fund’s average daily net assets plus 0.20% of each Fund’s average daily net assets in excess of $1 billion

Maryland Tax-Exempt Bond Tax-Exempt Limited Maturity Bond National Tax-Exempt Bond	0.50% of the first $1 billion of each Fund’s average daily net assets plus 0.25% of each Fund’s average daily net assets in excess of $1 billion

Growth & Income Equity Income Equity Growth	0.60% of the first $1 billion of each Fund’s average daily net assets plus 0.40% of each Fund’s average daily net assets in excess of $1 billion

Capital Opportunities	1.30% of the first $1 billion of the Fund’s average daily net assets plus 1.20% of the Fund’s average daily net assets in excess of $1 billion

International Equity	1.22% of the first $1 billion of the Fund’s average daily net assets plus 0.90% of the Fund’s average daily net assets in excess of $1 billion

Diversified Real Estate	0.80% of the first $1 billion of the Fund’s average daily net assets plus 0.60% of the Fund’s average daily net assets ill excess of $1 billion

PCA may voluntarily waive fees and reimburse certain expenses to limit a fund’s total fund operating expenses. Any voluntary waivers and/or reimbursements may be terminated at any time, causing the fund’s actual total fund operating expenses to return to a higher amount without notice.

For the fiscal years ended May 31, 2008, May 31, 2007, and May 31, 2006, the Funds paid advisory fees, net of waivers, to PCA as follows:

Fund	2008	2007	2006
Prime Money Market	$2,038,372	$2,122,875	$1,733,788
Government Money Market	$1,298,157	$930,208	$829,911
Tax-Exempt Money Market	$498,773	$488,268	$381,490
Limited Maturity Bond	$255,873	$343,903	$414,003
Total Return Bond	$361,859	$426,429	$391,306
Maryland Tax-Exempt Bond	$35,057	$89,050	$116,987
Tax-Exempt Limited Maturity Bond	$77,118	$167,598	$262,847
National Tax-Exempt Bond	$152,533	$233,256	$308,226
Growth & Income	$1,718,863	$2,628,946	$2,719,945
Equity Income	$257,202	$495,002	$508,955
Equity Growth	$80,492	$195,124	$153,178
Capital Opportunities	$1,730,335	$2,376,350	$2,370,348
International Equity	$7,377,883	$7,381,197	$5,941,031